NATURE OF BUSINESS AND BASIS OF FINANCIAL STATEMENT PREPARATION	12 Months Ended
Dec. 31, 2011
Nature Of Business and Basis Of Financial Statement Preparation Disclosure [Abstract]
Nature Of Business and Basis Of Financial Statement Preparation Disclosure [Text Block]
NOTE 1.	NATURE OF BUSINESS AND BASIS OF FINANCIAL STATEMENT PREPARATION

Deyu Agriculture Corp. (the “Company”), formerly known as Eco Building International, Inc., was incorporated under the laws of the State of Nevada on December 23, 2008.  We completed the acquisition of City Zone Holdings Limited (“City Zone”), an agricultural products distributor in the Shanxi Province of the People’s Republic of China (the “PRC”) engaged in procuring, processing, marketing, and distributing various grain and corn products, by means of a share exchange, effective April 27, 2010.  As a result of the share exchange, City Zone became our wholly-owned subsidiary.  We currently conduct our business primarily through the operating PRC subsidiaries, including Jinzhong Deyu Agriculture Trading Co., Ltd. (“Jinzhong Deyu”), Jinzhong Yuliang Agriculture Trading Co., Ltd. (“Jinzhong Yuliang”), Jinzhong Yongcheng Agriculture Trading Co., Ltd. (“Jinzhong Yongcheng”), Shanxi Taizihu Food Co., Ltd. (“Taizihu”) and Shanxi HuiChun Bean Products Co., Ltd. (“Huichun” and together with Taizihu, the “Taizihu Group”, see Note 20) and Betian Yu Biotechnology (Beijing) Co., Ltd. (“Detian Yu”) and its subsidiaries.

On May 11, 2010, our Board of Directors adopted a resolution to change our name to "Deyu Agriculture Corp."  FINRA declared the name change effective on June 2, 2010.

Reverse Acquisition

On April 27, 2010, we entered into a Share Exchange Agreement (“Share Exchange”) under which we issued 8,736,932 shares of common stock, par value $0.001 per share, to Expert Venture Limited (“Expert Venture”), a company organized under the laws of the British Virgin Islands, and the other shareholders of City Zone (“the “City Zone Shareholders”).  As a result of the Share Exchange, City Zone became our wholly-owned subsidiary and City Zone Shareholders acquired a majority of our issued and outstanding common stocks.  Concurrent with the Share Exchange, Mr. Jianming Hao (“Mr. Hao”), the managing director of City Zone and all of its operating subsidiaries, was appointed our Chief Executive Officer.

As a result, the Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, whereby City Zone is deemed to be the accounting acquirer (legal acquiree) and we are to be the accounting acquiree (legal acquirer).  The financial statements before the date of the Share Exchange are those of City Zone with our results being consolidated from the date of the Share exchange.  The equity section and earnings per share have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

City Zone was incorporated in the British Virgin Islands on July 27, 2009 under the BVI Business Companies Act, 2004.  In November 2009, pursuant to a restructuring plan set out below, City Zone has become the holding company of a group of companies comprising Most Smart, Shenzhen Redsun, Shenzhen JiRuHai, Beijing Detian Yu, Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang.

Restructuring

In November 2009, pursuant to a restructuring plan (“Restructuring”) intended to ensure compliance with the PRC rules and regulations, City Zone, through a series of acquisitions and wholly-owned subsidiaries, acquired 100% equity interests in Jinzhong Deyu, Jinzheng Yuliang, and Jinzhong Yongcheng.  The former shareholders and key management of Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang became the ultimate controlling parties and key management of City Zone.  This restructuring exercise has been accounted for as a recapitalization of Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang with no adjustment to the historical basis of the assets and liabilities of these companies, while the historical financial positions and results of operations are consolidated as if the restructuring occurred as of the beginning of the earliest period presented in the accompanying consolidated financial statements.  For the purpose of consistent and comparable presentation, the consolidated financial statements have been prepared as if City Zone had been in existence since the beginning of the earliest and throughout the whole periods covered by these consolidated financial statements.

Variable Interest Entities

On November 16, 2010, Detian Yu entered into a series of contractual arrangements (the “Contractual Arrangements”) with each of Beijing Jundaqianyuan Investment Management Co., Ltd. (“Junda”), Jinzhong Longyue Investment Consultancy Services Co., Ltd. (“Longyue”), and their shareholders, pursuant to which Detian Yu effectively took over management of the business activities of Junda and Longyue.

Junda is a limited liability company incorporated in the PRC on June 13, 2010 with registered capital of $14,637 (or RMB 100,000) by Jianming Hao, Chairman and Chief Executive Officer of the Company, and Wenjun Tian, President and Executive Director of the Company.  As of December 31, 2010, Junda’s equity interest was 100% held by several executives and managers of the Company, including (a) Jianming Hao, owning 33% of Junda, (b) Wenjun Tian, owning 34% of Junda, (c) Jianbin Zhou, the Chief Operating Officer of the Company, owning 10% of Junda, (d) Li Ren, Vice President of Branding and Marketing of the Company, owning 5% of Junda, (e) Yongqing Ren, Vice President of the Corn Division of the Company, owning 3% of Junda and (f) Junde Zhang, Vice President of the Grains Division of the Company, owning 3% of Junda.  As a result, the execution of the Contractual Arrangements with Junda is considered a related party transaction.

The Contractual Arrangements are comprised of a series of agreements with a term of ten (10) years, including:

•	Exclusive Management and Consulting Service Agreements, through which Detian Yu shall provide to each of Junda and Longyue management consulting services in relation to the business of Junda and Longyue in exchange for 35% of the net income after taxes of Junda and Longyue every fiscal year.

•	Business Cooperation Agreements, through which Detian Yu shall provide business cooperation opportunities and services including clients, cooperation partners and market information in the fields of grain processing, sales and financing to each of Junda and Longyue in exchange for cooperation fees and commissions from each of Junda and Longyue equal to 65% of the net income after tax of each of Junda and Longyue in every fiscal year.

•	Business Operations Agreements, through which Detian Yu has exclusive authority of all decision-making of ongoing operations, including establishing compensation levels and hiring and firing of key personnel. In order to ensure normal operation of Junda and Longyue, Detian Yu agrees to act as the guarantor and provide guarantee on the performance of the obligations of Junda and Longyue under all contracts executed by Junda and Longyue.

•	Share Pledge Agreements, through which the shareholders of Junda and Longyue have agreed to pledge all of their respective equity interests in Junda or Longyue (as the case may be) as security for the performance of all of the obligations or debts under the Exclusive Management and Consulting Service Agreements and Business Cooperation Agreements assumed by Junda and Longyue, and under a counter-guarantee to all the payments made by Detian Yu for the performance of the guarantees assumed by Detian Yu under the Business Operation Agreements.

•	Power of Attorney, signed by each of the shareholders of Junda and Longyue, authorizes a designee appointed by Detian Yu to exercise all of their respective voting rights as a shareholder.

•	Equity Acquisition Option Agreements, through which the shareholders of Junda and Longyue granted Detian Yu an irrevocable and unconditional right to purchase, or cause a designated party of Detian Yu to purchase, part or all of the equity interests in Junda and Longyue from such shareholders, when and to the extent that, applicable PRC laws permit. The consideration for the equity acquisition option for Junda is RMB 80,000,000 and the consideration for the equity option for Longyue is RMB 120,000,000.

On February 21, 2011, Deyufarm received capital injection of $3,800,505 (RMB 24,971,218) from SBCVC Fund III Company Limited ("SBCVC"), a company organized under the laws of Hong Kong, in exchange for 35.69% of Deyufarm's equity interest pursuant to the two Investment and Relevant Issues Agreements entered into by each of Junda and Longyue with Deyufarm and SBCVC on September 15, 2010. According to the Investment and Relevant Issues Agreements, SBCVC shall invest an equivalent of RMB 25,000,000 of US dollars to Deyufarm. Before or in the meantime that SBCVC completes such investment to Deyufarm, Longyue shall have invested RMB 35,000,000 to Deyufarm through a capital increase and obtained the relevant capital verification report. Any time within 2 years after completing an investment to Deyufarm, SBCVC has the right to require Deyufarm to repurchase in advance, or Junda or Longyue to purchase part of or all the equity interests of Deyufarm owned by SBCVC. The board of directors of Deyufarm shall be comprised of 3 directors, and Junda, Longyue and SBCVC shall each nominate one director. The board of directors shall nominate a financial administrator agreed to by SBCVC. Forty-eight (48) months after SBCVC completes its investment in Deyufarm, the parties shall consummate a qualified IPO of Deyufarm.

On February 25, 2011, Deyufarm received an additional capital injection of $4,495 (RMB 28,782) from SBCVC for 0.02% of Deyufarm's equity interest.

After the above two capital injections, SBCVC, Junda and Longyue currently own 35.71%, 14.29% and 50% of the equity interests in Deyufarm, respectively. The total registered capital of Deyufarm increased from $6,688,635 (RMB45,000,000) to $10,493,516 (RMB 70,000,000). SBCVC’s 35.71% equity interest in Deyufarm.

On December 20, 2011, Detian Yu entered into a series of termination agreements (collectively, the “Termination Agreements”) with each of Junda, Longyue and their shareholders, pursuant to which Detian Yu gave up the control management of the business activities of Junda and Longyue. According to the Termination Agreements, each side agreed to terminate the Contractual Arrangements entered into on November 16, 2010.

Consolidation Scope:

Details of our subsidiaries subject to consolidation are as follows:

	Domicile and		Percentage
	Date of	Registered	of
Name of Subsidiary	Incorporation	Capital	Ownership	Principal Activities
City Zone Holdings Limited ("City Zone")	British Virgin Islands, July 27, 2009	$20,283,581	100%	Holding company of Most Smart

Most Smart International Limited ("Most Smart")	Hong Kong,March 11, 2009	$1	100%	Holding company of Shenzhen Redsun

Redsun Technology (Shenzhen) Co., Ltd. ("Shenzhen Redsun")	The PRC, August 20, 2009	$30,000	100%	Holding company of Shenzhen JiRuHai, Taizhihu and Huichun

Shenzhen JiRuHai Technology Co., Ltd.("Shenzhen JiRuHai")	The PRC, August 20, 2009	$14,638	100%	Holding company of Beijing Detian Yu

Detian Yu Biotechnology (Beijing) Co., Ltd. ("Detian Yu")	The PRC, November 30, 2006	$7,637,723	100%	Wholesale distribution of simple-processed and deep-processed packaged food products and staple food. Holding company of the following first five entities

Jinzhong Deyu Agriculture Trading Co., Ltd. ("Jinzhong Deyu")	The PRC, April 22, 2004	$1,492,622	100%	Organic grains preliminary processing and wholesale distribution

Jinzhong Yongcheng Agriculture Trading Co., Ltd. ("Jinzhong Yongcheng")	The PRC, May 30, 2006	$1,025,787	100%	Corns preliminary processing and wholesale

Jinzhong Yuliang Agriculture Trading Co., Ltd. ("Jinzhong Yuliang")	The PRC, March 17, 2008	$1,019,516	100%	Corns preliminary processing and wholesale distribution

Tianjin Guandu Food Co., Ltd. ("Tianjin Guandu") (1)	The PRC, June 21, 2011	$1,544,497	100%	Wholesale distribution of simple-processed and deep-processed packaged food products and staple food

Hebei Yugu Grain Co., Ltd. ("Hebei Yugu")	The PRC, July 25, 2011	$1,563,824	70%	Wholesale distribution of grain products and operating or acting as an agent of import & export business for grain products

Beijing Jundaqianyuan Investment Management Co., Ltd. ("Junda")(2)	The PRC, June 13, 2010	$14,637	Variable interest	Shareholding of Deyufarm (14.29%)

Jinzhong Longyue Investment Consultancy Services Co., Ltd. ("Longyue")(2)	The PRC, June 2, 2010	$4,393	Variable interest	Shareholding of Deyufarm (50%)

Deyufarm Innovation Food (Beijing) Co., Ltd. ("Deyufarm")(2)	The PRC, June 13, 2010	$10,493,516	Variable interest	Wholesale distribution of packaged food products and instant millet beverage. Holding company of the following two companies

Sichuan HaoLiangXin Instant Food Co., Ltd. ("HaoLiangXin")(2)	The PRC, April 25, 2008	$1,202,460	Variable interest	Manufacturing and wholesale distribution of instant grain vermicelli and buckwheat tea products

Beijing Xinggu Deyufarm Food Co., Ltd. ("Xinggu Deyufarm")(2)	The PRC, November 25, 2010	$1,515,152	Variable interest	Manufacturing of instant grain vermicelli products

Shanxi Taizihu Food Co., Ltd. (“Taizihu”) (3)	The PRC, July 27, 2003	$1,208,233	100%	producing and selling fruit beverages and soybean products

Shanxi HuiChun Bean Products Co., Ltd. (“Huichun”)(3)	The PRC, September 2, 2007	$2,636,192	100%	producing and selling fruit beverages and soybean products

(1) Tianjing Guandu Food Co., Ltd, ("Tianjing Guandu"), previously was Tianjing Detianyu Food Co., Ltd. changed its company name and completed the name change registration on October 24, 2011.

(2) Detian Yu terminated its control over the Junda, Longyue, Deyufarm, Haoliangxin, Xinggu Deyufarm, (collectively, the “VIE Group”) on December 20, 2011. The operation results of the VIE Group are included in the consolidated financial statements from January 1 to December 20, 2011

(3) Taizihu and Huichun became the wholly-owned subsidiaries of the Company on February 2, 2012 through a business acquisition (see Note 20), but they are not within the consolidation scope as of December 31, 2011